Distribution Date: Jun 25, 2007
DISTRIBUTION PACKAGE
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB3
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
60 Livingston Ave, St. Paul, MN 55107
www.usbank.com/abs
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Litton Loan Servicing
April 25, 2007
March 30, 2007
March 01, 2007
Citigroup Mortgage Loan Trust
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The
Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any
Certificateholder. While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

C-BASS
Contact:
MORTGAGE LOAN ASSET-BACKED CERTIFICATES
Mike Bengtson
SERIES 2007-CB3
Account Administrator
651-495-3847
michael.bengtson@usbank.com
DISTRIBUTION STATEMENT
Distribution Date:
6/25/2007
Accrual Periods:
Begin End
Determination Date: 6/15/2007 Libor Certificates 5/25/2007 6/24/2007
Record Date Libor Certificates: 6/22/2007 Fixed Certificates, Class A's, B-4 5/1/2007 5/31/2007
Record Date Other Certificates: 5/31/2007
Original
Beginning
Class Interest
Net WAC
Applied Realized
Ending
Certificate
Certificate
Principal
Interest
Carryover
Total
Rate Carryover
Loss
Certificate
Class
Face Value
Balance
Distribution
Distribution
Shortfall
Distribution
Amount
Amount
Balance
A-1 $202,083,000.00 $193,541,123.54 $3,157,363.67 $929,183.89 $0.00 $4,086,547.56 $0.00 $0.00 $190,383,759.87
A-2 $25,968,000.00 $25,968,000.00 $0.00 $120,822.74 $0.00 $120,822.74 $0.00 $0.00 $25,968,000.00
A-3 $76,895,000.00 $76,895,000.00 $0.00 $366,929.21 $0.00 $366,929.21 $0.00 $0.00 $76,895,000.00
A-4 $14,778,000.00 $14,778,000.00 $0.00 $73,471.10 $0.00 $73,471.10 $0.00 $0.00 $14,778,000.00
A-5 $35,525,000.00 $35,525,000.00 $0.00 $172,062.78 $0.00 $172,062.78 $0.00 $0.00 $35,525,000.00
M-1 $16,189,000.00 $16,189,000.00 $0.00 $79,394.26 $0.00 $79,394.26 $0.00 $0.00 $16,189,000.00
M-2 $14,615,000.00 $14,615,000.00 $0.00 $72,555.25 $0.00 $72,555.25 $0.00 $0.00 $14,615,000.00
M-3 $8,769,000.00 $8,769,000.00 $0.00 $43,910.39 $0.00 $43,910.39 $0.00 $0.00 $8,769,000.00
M-4 $7,869,000.00 $7,869,000.00 $0.00 $42,111.83 $0.00 $42,111.83 $0.00 $0.00 $7,869,000.00
M-5 $7,195,000.00 $7,195,000.00 $0.00 $38,814.37 $0.00 $38,814.37 $0.00 $0.00 $7,195,000.00
M-6 $5,396,000.00 $5,396,000.00 $0.00 $29,805.83 $0.00 $29,805.83 $0.00 $0.00 $5,396,000.00
B-1 $4,047,000.00 $4,047,000.00 $0.00 $24,965.86 $0.00 $24,965.86 $0.00 $0.00 $4,047,000.00
B-2 $3,823,000.00 $3,823,000.00 $0.00 $25,723.63 $0.00 $25,723.63 $0.00 $0.00 $3,823,000.00
B-3 $4,946,000.00 $4,946,000.00 $0.00 $33,279.90 $0.00 $33,279.90 $0.00 $0.00 $4,946,000.00
B-4 $8,095,000.00 $8,095,000.00 $0.00 $47,181.16 $0.00 $47,181.16 $0.00 $0.00 $8,095,000.00
CE-1* $13,490,526.07 $13,490,626.07 $0.00 $726,979.53 $0.00 $726,979.53 $0.00 N/A $13,490,626.07
CE-2* $0.00 $0.00 $0.00 $128,666.37 $0.00 $128,666.37 $0.00 N/A $0.00
P $100.00 $100.00 $0.00 $55,336.70 $0.00 $55,336.70 $0.00 N/A $100.00
R $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
R-X N/A $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 N/A $0.00
Total $436,193,000.00 $427,651,123.54 $3,157,363.67 $3,011,194.80 $0.00 $6,168,558.47 $0.00 $0.00 $424,493,759.87
* Notional Balance
AMOUNTS PER $1,000 UNIT
Principal
Interest
Carryover
Total
Rate Carryover
Loss
Certificate
Pass Through
Class
Cusip
Distribution
Distribution
Amount
Distribution
Amount
Amount
Balance
Interest Rate
A-1 17311YAA1 $15.62409342 $4.59803096 NA $20.22212437 $0.00000000 $0.00000000 $942.10675747 5.76600%
A-2 17311YAB9 $0.00000000 $4.65275493 NA $4.65275493 $0.00000000 $0.00000000 $1,000.00000000 5.58800%
A-3 17311YAC7 $0.00000000 $4.77182144 NA $4.77182144 $0.00000000 $0.00000000 $1,000.00000000 5.73100%
A-4 17311YAD5 $0.00000000 $4.97165381 NA $4.97165381 $0.00000000 $0.00000000 $1,000.00000000 5.97100%
A-5 17311YAE3 $0.00000000 $4.84342801 NA $4.84342801 $0.00000000 $0.00000000 $1,000.00000000 5.81700%
M-1 17311YAF0 $0.00000000 $4.90421027 NA $4.90421027 $0.00000000 $0.00000000 $1,000.00000000 5.70000%
M-2 17311YAG8 $0.00000000 $4.96443722 NA $4.96443722 $0.00000000 $0.00000000 $1,000.00000000 5.77000%
M-3 17311YAH6 $0.00000000 $5.00745695 NA $5.00745695 $0.00000000 $0.00000000 $1,000.00000000 5.82000%
M-4 17311YAJ2 $0.00000000 $5.35161139 NA $5.35161139 $0.00000000 $0.00000000 $1,000.00000000 6.22000%
M-5 17311YAK9 $0.00000000 $5.39463099 NA $5.39463099 $0.00000000 $0.00000000 $1,000.00000000 6.27000%
M-6 17311YAL7 $0.00000000 $5.52368977 NA $5.52368977 $0.00000000 $0.00000000 $1,000.00000000 6.42000%
B-1 17311YAM5 $0.00000000 $6.16897949 NA $6.16897949 $0.00000000 $0.00000000 $1,000.00000000 7.17000%
B-2 17311YAN3 $0.00000000 $6.72865027 NA $6.72865027 $0.00000000 $0.00000000 $1,000.00000000 7.24255%
B-3 17311YAP8 $0.00000000 $6.72864941 NA $6.72864941 $0.00000000 $0.00000000 $1,000.00000000 7.24255%
B-4 17311YAQ6 $0.00000000 $5.82843237 NA $5.82843237 $0.00000000 $0.00000000 $1,000.00000000 7.00000%
CE-1 17311YAR4 $0.00000000 $53.88815278 NA $53.88815278 $0.00000000 $0.00000000 $1,000.00741260 NA
CE-2 17311YAS2 $0.00000000 $0.00000000 NA $0.00000000 $0.00000000 $0.00000000 $0.00000000 NA
P 17311YAT0 $0.00000000 $0.00000000 NA $0.00000000 $0.00000000 $0.00000000 $0.00000000 NA
R 17311YAU7 $0.00000000 $0.00000000 NA $0.00000000 $0.00000000 $0.00000000 $0.00000000 NA
R-X 17311YAV5 $0.00000000 $0.00000000 NA $0.00000000 $0.00000000 $0.00000000 $0.00000000 NA
Index
Value
LIBOR 5.32000%

C-BASS
Contact:
MORTGAGE LOAN ASSET-BACKED CERTIFICATES
Mike Bengtson
SERIES 2007-CB3
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Index +
Interest
Allocation of
Net WAC
Deferred
Total
Cumulative
Margin or
Accrued @
Net PPIS &
Net WAC
Net WAC
Carry Forward
Amount
Interest
Interest
Class
Fixed Rate(1)
PT Rate (2)
Relief Act
Paid
Amount
Paid
Paid (2)
Shortfall
A-1 5.76600% $929,965.10 $781.21 $0.00 $0.00 $0.00 $0.00 $929,183.89 $0.00
A-2 5.58800% $120,924.32 $101.58 $0.00 $0.00 $0.00 $0.00 $120,822.74 $0.00
A-3 5.73100% $367,237.70 $308.49 $0.00 $0.00 $0.00 $0.00 $366,929.21 $0.00
A-4 5.97100% $73,532.87 $61.77 $0.00 $0.00 $0.00 $0.00 $73,471.10 $0.00
A-5 5.81700% $172,207.44 $144.66 $0.00 $0.00 $0.00 $0.00 $172,062.78 $0.00
M-1 5.70000% $79,461.01 $66.75 $0.00 $0.00 $0.00 $0.00 $79,394.26 $0.00
M-2 5.77000% $72,616.25 $61.00 $0.00 $0.00 $0.00 $0.00 $72,555.25 $0.00
M-3 5.82000% $43,947.31 $36.92 $0.00 $0.00 $0.00 $0.00 $43,910.39 $0.00
M-4 6.22000% $42,147.24 $35.41 $0.00 $0.00 $0.00 $0.00 $42,111.83 $0.00
M-5 6.27000% $38,847.00 $32.63 $0.00 $0.00 $0.00 $0.00 $38,814.37 $0.00
M-6 6.42000% $29,830.89 $25.06 $0.00 $0.00 $0.00 $0.00 $29,805.83 $0.00
B-1 7.17000% $24,986.85 $20.99 $0.00 $0.00 $0.00 $0.00 $24,965.86 $0.00
B-2 7.24255% $23,842.68 $20.03 $1,900.98 $1,900.98 $0.00 $0.00 $25,723.63 $0.00
B-3 7.24255% $30,846.43 $25.91 $2,459.38 $2,459.38 $0.00 $0.00 $33,279.90 $0.00
B-4 7.00000% $47,220.83 $39.67 $0.00 $0.00 $0.00 $0.00 $47,181.16 $0.00
(1) Limited to the Maximum Rate Cap, as applicable to the Floating Rate Certificates
(2) Includes interest shortfalls from previous payment dates plus interest thereon
(3) Includes Deferred Amounts

C-BASS
Contact:
MORTGAGE LOAN ASSET-BACKED CERTIFICATES
Mike Bengtson
SERIES 2007-CB3
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Miscellaneous:
Reconciliation:
Recoveries $0.00
Current Advances $0.00 Available funds (A):
Outstanding Advances $0.00 Remittance/Collection Account Beginning Balance $6,133,838.86
Net Payments to Trust from Swap Counterparty $37,476.76
The aggregate Principal Balance of Mortgage Loans purchased by the Servicer or Sponsor during Net Funds from Supplemental Interest $0.00 the related Collection Period and indicating the Section of this Agreement requiring or allowing the $6,171,315.62 purchase of each such Mortgage Loan; $0.00
Distributions (B):
Trustee Fee
$2,757.14
Supplemental Interest Trust:
Net Payments to Counterparty from Swap Trust (Swap IO) $0.00
Swap Notional Balance $291,396.00 Total Interest distributed $3,011,194.80
Deposit: Net Counterparty Payment $37,476.76 Total Principal distributed $3,157,363.67
Deposit: Counterparty Termination Payment $0.00 $6,171,315.61
Deposit / Withdrawal : Net Trust Payment to Counterparty $0.00
Deposit / Withdrawal : Swap Termination Payment to Counterparty $0.00 (A)-(B): $0.01
Dep / Withdrwl : Defaulted Swap Termination Pmnt to Counterparty $0.00
Withdrawal : to pay interest on certificates $0.00 Collection Account Ending Balance $0.00
Withdrawal : to Principal Remittance, Net Realized Losses $0.00
Withdrawal : to CE-1, remaining amounts $37,476.76
Fees:
Total Fees
$57,899.78
Net WAC Rate Carryover Reserve Account:
Servicing Fee $55,142.64
Deposit $4,360.36 Trustee Fee $2,757.14
Withdrawal $4,360.36
ACCOUNT ACTIVITY

C-BASS
Contact:
MORTGAGE LOAN ASSET-BACKED CERTIFICATES
Mike Bengtson
SERIES 2007-CB3
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Trigger Event:
Excess Interest Distributions:
Relevant Information:
A) Rolling 6-Month Delinquency Average
0.789% Excess available interest (A): $693,863.13
B) Ending Collateral Balance $437,984,385.94
C) 38.10% of prior period Senior Enhancement % 8.215% 1) as additional principal to certificates $0.00
D) Cumulative Loss Amount $0.00 2) Net WAC Rate Carryover Reserve Account $4,360.36
E) Cumulative Realized Losses/Cut-off Balance 0.000% 3) Remaining Amounts to CE-1 $689,502.77
F) Applicable Cumulative Loss % 100.000%
G) Cumulative Loss % 0.000% (B): $693,863.13
H) Aggregate Outstanding Balance of 60+ day Delinquent Loans $8,732,860.02
(A)-(B) $0.00
A Trigger Event will occur if either (1) or (2) is True:
(1) Rolling 6Mo Delq. Avg equals or exceeds 38.10% of prior Senior Enhancement %(A >= C)
NO
(2) Cumulative Real Loss/Cut-Off Balance equals or exceeds Applicable Cumulative Loss %(D >= E) NO
Stepdown Date:
NO
Relevant Information:
Senior Enhancement Percentage
21.561186%
Overcollateralization:
Overcollateralization Amount (before distributions)
$13,490,526.07 The earlier of:
Overcollateralization Release Amount $0.00 1) Distribution after Class A balances reduced to zero NO
Overcollateralization Deficiency $0.00 1) later of (x) Distribution in April 2010 NO
Targeted Overcollateralization Amount $13,490,526.07 (y) Date when Senior Enhancement % >=42.00% NO
Overcollateralization Amount (after distributions) $13,490,526.07
NO
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Jun 25, 2007
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB3
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Subsequent Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
Retained Interest
441,141,749.61
3,157,363.67
0.00
437,984,385.94
206,860.98
2,938,781.56
11,721.13
0.00
0.00
3,157,363.67
2,978,043.21
55,142.64
0.00
1,762.08
0.00
0.00
0.00
2,921,138.49
55,336.70
0.00
6,133,838.86
2,163
2,144
0.9739833975
8.10091%
7.59341%
11.43376%
0.00
0.00
0.00
0.00
1,894,948.58
11
0
0.00
128,666.37
55,142.64
0.00
0.00
0.00
0.00
0.00
0.00

Distribution Date: Jun 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB3
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance
%
0K to 99.99K
446 25,606,653.50 5.85%
100K to 199.99K
751 113,610,371.64 25.94%
200K to 299.99K
542 131,841,661.65 30.10%
300K to 399.99K
225 77,391,833.09 17.67%
400K to 499.99K
120 53,405,811.10 12.19%
500K to 599.99K
37 20,313,137.83 4.64%
600K to 699.99K
18 11,700,413.91 2.67%
700K to 799.99K
3 2,258,710.09 0.52%
800K to 899.99K
1 892,861.77 0.20%
900K to 999.99K
1 962,931.36 0.22%
Total
2,144
437,984,385.94
100.00%
Remaining Principal Balance
Balance
0.00M
20.00M
40.00M
60.00M
80.00M
100.00M
120.00M
140.00M
Group 1
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K 800K to 899.99K
900K to 999.99K
Balance

Distribution Date: Jun 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB3
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
5.00% - 5.49%
1 188,999.99 0.04%
5.50% - 5.99%
29 9,247,689.12 2.11%
6.00% - 6.49%
114 30,995,549.64 7.08%
6.50% - 6.99%
297 72,556,596.43 16.57%
7.00% - 7.49%
272 63,385,206.86 14.47%
7.50% - 7.99%
352 85,710,274.48 19.57%
8.00% - 8.49%
160 34,484,560.81 7.87%
8.50% - 8.99%
223 49,585,834.02 11.32%
9.00% - 9.49%
110 22,116,312.80 5.05%
9.50% - 9.99%
166 25,555,621.02 5.83%
10.00% - 10.49%
61 8,658,674.91 1.98%
10.50% - 10.99%
87 11,717,423.78 2.68%
11.00% - 11.49%
46 4,263,536.42 0.97%
11.50% - 11.99%
85 9,001,996.67 2.06%
12.00% - 12.49%
43 2,715,176.60 0.62%
12.50% - 12.99%
55 6,107,469.90 1.39%
13.00% - 13.49%
21 855,015.66 0.20%
13.50% - 13.99%
17 554,259.31 0.13%
14.00% - 14.49%
2 55,226.21 0.01%
14.50% - 14.99%
1 60,928.15 0.01%
15.50% - 15.99%
1 32,119.38 0.01%
17.50% - 17.99%
1 135,913.78 0.03%
Total
2,144
437,984,385.94
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 8.09%
Count
Balance ($)
%
2.00% - 2.99%
9 1,735,152.71 0.65%
3.00% - 3.99%
4 1,464,298.04 0.55%
4.00% - 4.99%
84 20,818,602.67 7.85%
5.00% - 5.99%
291 66,749,663.98 25.18%
6.00% - 6.99%
546 133,076,494.30 50.20%
7.00% - 7.99%
186 40,026,939.69 15.10%
8.00% - 8.99%
6 1,205,606.68 0.45%
Total
1,126
265,076,758.07
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 6.21%

Distribution Date: Jun 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB3
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
0.00% - 0.99%
265 62,200,915.22 23.47%
4.00% - 4.99%
1 364,763.93 0.14%
5.00% - 5.99%
10 2,416,674.10 0.91%
6.00% - 6.99%
123 33,737,552.21 12.73%
7.00% - 7.99%
279 72,984,199.20 27.53%
8.00% - 8.99%
202 45,662,001.61 17.23%
9.00% - 9.99%
142 30,420,676.70 11.48%
10.00% - 10.99%
73 12,686,272.85 4.79%
11.00% - 11.99%
31 4,603,702.25 1.74%
Total
1,126
265,076,758.07
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 6.26%
Count
Balance ($)
%
11.00% - 11.99%
2 495,192.81 0.19%
12.00% - 12.99%
118 30,789,198.21 11.62%
13.00% - 13.99%
291 75,942,814.04 28.65%
14.00% - 14.99%
267 66,717,783.23 25.17%
15.00% - 15.99%
196 44,198,732.80 16.67%
16.00% - 16.99%
129 25,585,999.23 9.65%
17.00% - 17.99%
75 12,205,367.77 4.60%
18.00% - 18.99%
37 7,456,972.76 2.81%
19.00% - 19.99%
11 1,684,697.22 0.64%
Total
1,126
265,076,758.07
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 14.71%
Count
Balance ($)
%
6
1,126 265,076,758.07 100.00%
Total
1,126
265,076,758.07
100.00%
Frequency of Interest Rate Adjustments
Months
Count
Balance ($)
%
6
1,126 265,076,758.07 100.00%
Total
1,126
265,076,758.07
100.00%
Frequency of Payment Adjustments
Months
Count
Balance ($)
%
6 Month LIBOR
1,126 265,076,758.07 100.00%
Total
1,126
265,076,758.07
100.00%
Indices
Index

Distribution Date: Jun 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB3
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
2 Units
69 19,896,117.80 4.54%
3 Units
28 7,064,858.23 1.61%
4 Units
13 4,145,577.29 0.95%
Condominium
162 30,060,806.51 6.86%
Other
21 3,167,011.06 0.72%
Planned Unit Developmen
286 62,987,519.38 14.38%
Single Family
1,563 310,393,231.86 70.87%
Townhouse
2 269,263.81 0.06%
Total
2,144
437,984,385.94
100.00%
Property Type
Type
Count
Balance ($)
%
2005
31 7,310,061.49 1.67%
2006
979 191,005,017.34 43.61%
2007
1,134 239,669,307.11 54.72%
Total
2,144
437,984,385.94
100.00%
Year of First Payment Date
Year
Count
Balance ($)
%
5.00%- 9.99%
3 69,499.39 0.02%
10.00%-14.99%
17 768,410.35 0.18%
15.00%-19.99%
32 1,663,243.98 0.38%
20.00%-24.99%
232 11,787,900.09 2.69%
25.00%-29.99%
20 1,659,227.26 0.38%
30.00%-34.99%
16 1,854,320.61 0.42%
35.00%-39.99%
16 2,081,949.33 0.48%
40.00%-44.99%
33 6,127,136.98 1.40%
45.00%-49.99%
39 8,288,759.12 1.89%
50.00%-54.99%
69 13,148,822.88 3.00%
55.00%-59.99%
70 15,569,723.63 3.55%
60.00%-64.99%
99 20,173,756.06 4.61%
65.00%-69.99%
128 29,106,627.30 6.65%
70.00%-74.99%
121 26,493,646.92 6.05%
75.00%-79.99%
154 35,542,294.06 8.11%
80.00%-84.99%
440 110,217,052.72 25.16%
85.00%-89.99%
152 38,245,721.77 8.73%
90.00%-94.99%
324 75,540,374.83 17.25%
95.00%-99.99%
128 29,660,644.57 6.77%
100.0%-105.0%
51 9,985,274.09 2.28%
Total
2,144
437,984,385.94
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 76

Distribution Date: Jun 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB3
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
97 - 120
4 217,905.52 0.05%
169 - 192
48 6,064,447.79 1.38%
217 - 240
25 2,994,562.85 0.68%
289 - 312
4 642,711.73 0.15%
313 - 336
2 344,454.76 0.08%
337 - 360
1,441 268,927,379.42 61.40%
457 - 480
462 118,208,818.63 26.99%
481 +
158 40,584,105.24 9.27%
Total
2,144
437,984,385.94
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 411
Count
Balance ($)
%
97 - 120
4 217,905.52 0.05%
169 - 192
246 15,999,040.99 3.65%
217 - 240
25 2,994,562.85 0.68%
289 - 312
4 642,711.73 0.15%
313 - 336
2 344,454.76 0.08%
337 - 360
1,850 414,606,503.94 94.66%
457 - 480
13 3,179,206.15 0.73%
Total
2,144
437,984,385.94
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 353

Distribution Date: Jun 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB3
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
ALABAMA
17 2,579,531.05 0.59%
ALASKA
2 426,672.43 0.10%
ARIZONA
99 18,832,419.73 4.30%
ARKANSAS
5 564,434.96 0.13%
CALIFORNIA
371 113,248,506.90 25.86%
COLORADO
32 6,275,779.89 1.43%
CONNECTICUT
52 8,551,726.33 1.95%
DELAWARE
7 1,297,057.85 0.30%
DISTRICT OF COLUMBIA
3 704,035.47 0.16%
FLORIDA
420 78,430,578.12 17.91%
GEORGIA
48 5,909,970.49 1.35%
HAWAII
12 5,187,587.09 1.18%
IDAHO
11 1,741,526.54 0.40%
ILLINOIS
88 16,200,099.23 3.70%
INDIANA
11 1,405,344.31 0.32%
IOWA
3 282,569.20 0.06%
KANSAS
4 314,170.07 0.07%
KENTUCKY
14 1,926,254.23 0.44%
LOUISIANA
8 1,155,234.61 0.26%
MAINE
10 1,440,627.35 0.33%
MARYLAND
74 16,923,926.06 3.86%
MASSACHUSETTS
16 3,384,515.45 0.77%
MICHIGAN
31 3,224,906.66 0.74%
MINNESOTA
12 2,055,276.23 0.47%
MISSISSIPPI
12 1,489,619.10 0.34%
MISSOURI
23 3,696,386.38 0.84%
MONTANA
3 594,423.54 0.14%
NEBRASKA
2 240,695.89 0.05%
NEVADA
60 13,459,866.43 3.07%
NEW HAMPSHIRE
13 2,086,951.08 0.48%
NEW JERSEY
50 12,581,253.82 2.87%
NEW MEXICO
9 1,511,055.72 0.35%
NEW YORK
96 23,790,011.25 5.43%
NORTH CAROLINA
21 3,388,354.91 0.77%
OHIO
14 1,220,640.88 0.28%
OKLAHOMA
19 2,727,603.93 0.62%
OREGON
45 9,224,480.17 2.11%
PENNSYLVANIA
72 11,664,806.04 2.66%
RHODE ISLAND
18 4,207,202.67 0.96%
SOUTH CAROLINA
10 1,501,993.58 0.34%
TENNESSEE
40 5,147,874.28 1.18%
TEXAS
124 13,641,786.59 3.11%
UTAH
20 4,114,940.16 0.94%
VERMONT
1 87,664.60 0.02%
VIRGINIA
59 11,760,458.58 2.69%
WASHINGTON
67 16,075,545.02 3.67%
WEST VIRGINIA
4 312,401.94 0.07%
WISCONSIN
10 1,203,619.00 0.27%
WYOMING
2 192,000.13 0.04%
Total
2,144
437,984,385.94
100.00%
Geographic Distribution by State
State

Distribution Date: Jun 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB3
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
0
4
8
12
16
20
24
28
CALIFORNIA
FLORIDA
NEW YORK
ARIZONA
MARYLAND
ILLINOIS
WASHINGTON
TEXAS
NEVADA
NEW JERSEY
VIRGINIA
PENNSYLVANIA
OREGON
CONNECTICUT
COLORADO
GEORGIA
HAWAII
TENNESSEE
RHODE ISLAND
UTAH
MISSOURI
NORTH CAROLINA
MASSACHUSETTS
MICHIGAN
OKLAHOMA
ALABAMA
NEW HAMPSHIRE
MINNESOTA
KENTUCKY
IDAHO
NEW MEXICO
SOUTH CAROLINA
MISSISSIPPI
MAINE
INDIANA
DELAWARE
OHIO
WISCONSIN
LOUISIANA
DISTRICT OF
COLUMBIA
MONTANA
ARKANSAS
ALASKA
KANSAS
WEST VIRGINIA
IOWA
NEBRASKA
WYOMING
VERMONT
%
Collateral Balance Distribution by State
GROUP 1

Distribution Date: Jun 25, 2007
DELINQUENCY SUMMARY REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB3
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
2,050
417,934,832.30
95.60%
418,108,350.34
58
11,316,693.62
2.59%
11,327,219.26
30
7,352,971.90
1.68%
7,364,207.50
2
574,531.02
0.13%
575,875.79
0
0.00
0.00%
0.00
2,140
437,179,028.84
437,375,652.89
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
1
33,639.79
13.99%
33,689.24
0
0.00
0.00%
0.00
1
206,860.54
86.01%
207,529.60
0
0.00
0.00%
0.00
2
240,500.33
241,218.84
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2
564,856.77
100.00%
565,173.75
0
0.00
0.00%
0.00
2
564,856.77
565,173.75
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
2,050
417,934,832.30
95.42%
418,108,350.34
59
11,350,333.41
2.59%
11,360,908.50
30
7,352,971.90
1.68%
7,364,207.50
5
1,346,248.33
0.31%
1,348,579.14
0
0.00
0.00%
0.00
2,144
437,984,385.94
100.00%
438,182,045.48
Current
30 - 59
days
60 - 89
days
90 - 120
days
Current 95.4%
30 - 59 days 2.6%
60 - 89 days 1.7%
90 - 120 days 0.3%
120 + days 0.0%
Total: 100.0%

Distribution Date: Jun 25, 2007
DELINQUENCY SUMMARY REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB3
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
58 11,316,693.62 58.81% 30 7,352,971.90 38.21% 2 574,531.02 2.99% 0 0.00 0.00%
90
19,244,196.54
Bankruptcy
1 33,639.79 13.99% 0 0.00 0.00% 1 206,860.54 86.01% 0 0.00 0.00%
2
240,500.33
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 2 564,856.77 100.00% 0 0.00 0.00%
2
564,856.77
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
59
11,350,333.41
56.61%
30
7,352,971.90
36.67%
5
1,346,248.33
6.71%
0
0.00
0.00%
94
20,049,553.64
100.00%
56.61
36.67
6.71
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
10
20
30
40
50
60
Group 1
0
10
20
30
40
50
60
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
95.98
1.20
2.82
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)

Distribution Date: Jun 25, 2007
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB3
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
April 2007
May 2007
June 2007
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
30 - 59 days
12 2,778,173.42 58 13,258,250.36 59 11,350,333.41
60 - 89 days
0 0.00 6 1,641,960.34 30 7,352,971.90
90 - 120 days
0 0.00 0 0.00 5 1,346,248.33
120 + days
0 0.00 0 0.00 0 0.00
Bankruptcy
0 0.00 1 206,996.22 2 240,500.33
Foreclosure
0 0.00 0 0.00 2 564,856.77
REO
0 0.00 0 0.00 0 0.00
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
Balance ($)
30 - 59 days
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
Balance ($)
60 - 89 days
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
Balance ($)
90 - 120 days
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
Balance ($)
120 + days
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
Balance ($)
REO
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
Balance ($)
Foreclosure
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
Balance ($)
Bankruptcy

Distribution Date: Jun 25, 2007
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB3
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Current
7.74%
2,950,502.69
3 Month
9.50%
Life CPR
9.50%
Voluntary Constant Prepayment Rates (CPR)
Current
0.00%
0.00
3 Month
0.00%
Life CDR
0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
4/1/2007 5/1/2007 6/1/2007
Group 1
Total
Percentage
Current CPR
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
4/1/2007 5/1/2007 6/1/2007
Group 1
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
4/1/2007 5/1/2007 6/1/2007
Group 1
Total
Percentage
Current CDR
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
4/1/2007 5/1/2007 6/1/2007
Group 1
Total
Amount ($)

Distribution Date: Jun 25, 2007
BANKRUPTCY LOAN DETAIL REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB3
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Bankruptcy
Count
Balance ($)
%
2 240,500.33 100.00%
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
State
Lien
30243281 33,800.00 33,639.79 9.85% 04/01/2007 180 TX 2
19033760 207,920.00 206,860.54 8.38% 02/01/2007 360 NC 1
Total:
2
240,500.33
241,720.00

Distribution Date: Jun 25, 2007
FORECLOSURE LOAN DETAIL REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB3
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Foreclosure
Count
Balance ($)
%
2 564,856.77 100.00%
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
State
Lien
30166334 214,400.00 213,656.77 8.10% 02/01/2007 360 FL 1
30321954 351,200.00 351,200.00 8.55% 02/01/2007 360 CA 1
Total:
2
564,856.77
565,600.00

Distribution Date: Jun 25, 2007
REO LOAN DETAIL REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB3
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
State
Lien
Total:

Distribution Date: Jun 25, 2007
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB3
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
19 2,951,678.19 2,938,781.56 0.00 441,141,749.61
0.67%
99.33%
1
Prepayment 0.67%
Liquidation 0.00%
Beginning Balance 99.33%
Total: 100.00%
Prepayment
Penalty
Loss
Severity
Loan Rate
Add'l Loss
Date
Paid Off
Date
Payoff Desc
Add'l Loss
Loss
Liquidation
Proceeds
Original
Balance
Beginning
Balance
Scheduled
Principal
Prepayment
Loan Num
State Lien
16817751 79,200.00 78,595.43 78,549.71 0.00 0.00 0.00 N/A 06/14/2007 45.72 9.250% 792.00 OH 1
30028641 266,500.00 265,703.42 265,610.61 0.00 0.00 0.00 Voluntary PIF 05/23/2007 92.81 11.500% 12,213.19 CA 1
30089973 116,000.00 115,570.29 115,520.43 0.00 0.00 0.00 Voluntary PIF 05/23/2007 49.86 10.500% 0.00 MD 1
30173777 51,930.00 51,647.25 51,622.38 0.00 0.00 0.00 N/A 06/04/2007 24.87 10.100% 0.00 CO 2
30215578 70,000.00 69,878.99 69,860.96 0.00 0.00 0.00 Voluntary PIF 05/16/2007 18.03 12.800% 3,577.39 FL 2
30268155 298,212.12 297,037.15 296,876.25 0.00 0.00 0.00 Voluntary PIF 05/29/2007 160.90 9.338% 0.00 WV 1
30290407 86,275.00 86,274.93 86,274.93 0.00 0.00 0.00 N/A 06/05/2007 0.00 7.350% 690.20 OH 1
30292056 27,000.00 26,941.77 26,934.94 0.00 0.00 0.00 Voluntary PIF 05/21/2007 6.83 12.990% 1,399.13 UT 2
30292817 27,000.00 26,935.16 26,927.57 0.00 0.00 0.00 Voluntary PIF 05/17/2007 7.59 12.500% 1,345.94 AZ 2
30297006 266,950.00 265,216.47 264,963.47 0.00 0.00 0.00 N/A 06/07/2007 253.00 6.450% 1,894.50 MD 1
30322341 431,250.00 430,639.07 430,533.63 0.00 0.00 0.00 N/A 06/04/2007 105.44 12.990% 22,374.84 NY 1
30329171 162,413.62 160,386.13 160,245.05 0.00 0.00 0.00 Voluntary PIF 05/31/2007 141.08 7.160% 0.00 VA 1
30329254 49,978.43 49,127.45 49,029.99 0.00 0.00 0.00 N/A 06/13/2007 97.46 7.320% 0.00 NY 1
30329478 151,669.02 150,948.32 150,825.65 0.00 0.00 0.00 N/A 06/15/2007 122.67 7.250% 0.00 UT 1
30333553 167,000.00 166,391.21 166,236.95 0.00 0.00 0.00 N/A 06/14/2007 154.26 6.500% 1,199.51 MD 1
30333611 232,000.00 231,730.73 231,662.29 0.00 0.00 0.00 Voluntary PIF 05/31/2007 68.44 7.990% 2,056.05 MD 1
30333819 200,000.00 199,935.88 199,919.54 0.00 0.00 0.00 N/A 06/13/2007 16.34 9.200% 0.00 NY 1
30339535 247,500.00 246,641.40 246,466.27 0.00 0.00 0.00 Voluntary PIF 05/24/2007 175.13 7.900% 7,793.95 IL 1
30346944 20,800.00 20,727.32 20,720.94 0.00 0.00 0.00 Voluntary PIF 05/29/2007 6.38 12.240% 0.00 CO 2
Total:
19
2,951,678.19
2,940,328.37
1,546.81
2,938,781.56
0.00
0.00
0.00
55,336.70

Distribution Date: Jun 25, 2007
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB3
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Jun 25, 2007
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB3
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #